Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2020
Earnings/(Loss) per Share
Earnings/(Loss) per Share

19. Earnings/(Loss) per Share

The following table sets forth the computation of basic and diluted earnings/(loss) per share for the years ended December 31 (in thousands):

	2020	2019	2018
Numerator:
Net income/(loss)	$153,550	$131,253	$(32,936)
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	23,589	15,835	10,623
Effect of dilutive securities:
Share based compensation	216	386	—
Diluted weighted average common shares outstanding	23,805	16,221	10,623

The issued and outstanding 15,000,000 warrants to purchase shares of the Company's common stock (on a pre-split basis), which expired in January 2019, were excluded from the diluted earnings/(loss) per share for the years ended December 31, 2019 and 2018, because they were antidilutive. The unvested restricted shares were also excluded from the diluted earnings/(loss) per share for the year ended December 31, 2018, because they were antidilutive.

Basic and diluted earnings per share amount related to the gain on debt extinguishment of $116.4 million recorded on the debt refinancing in the year ended December 31, 2018 (see Note 10) are $10.95 ($0.78 before the 1-for-14 reverse stock split).